Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

17. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

		December 31,
	2009	2010	2011
	US$	US$	US$
Numerator:
Net income (loss)	42,419,028	51,140,211	102,297,870
Net income(loss) attributable to ordinary shareholders—basic and diluted	42,419,028	51,140,211	102,297,870
Denominator:
Number of shares outstanding, opening	151,017,040	151,480,932	153,185,548
Weighted average number of shares issued	235,775	984,820	125,859
Weighted average number of Forum warrants	—	112,208	—
Weighted average number of shares repurchased			1,996,462
Weighted average number of convertible notes	9,597,000	2,742,000	—
Weighted average number of stock options	21,572	77,395	—

Number of shares outstanding—basic	151,252,815	152,577,960	151,314,945

Number of shares outstanding—diluted	160,871,387	155,397,355	151,314,945

Basic earnings (loss) per share	0.28	0.34	0.68

Diluted earnings (loss) per share	0.26	0.33	0.68

During the year ended December 31, 2011, 7,543,530 common shares were repurchased at a total cost of US$7,958,841.

During the year ended December 31, 2010, 11,055,799 stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.

During the year ended December 31, 2009, 3,295,976 stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive. Further, during the year ended December 31, 2009, 5,357,143 FRN Warrants were excluded from the calculation of earnings per share from January 1, 2010 through April 15, 2010, because their effect would be anti-dilutive.